Other non-financial assets (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities		$ 4,298		$ 4,681
Bail deposit	[1]	1,312		1,371
Prepaid expenses		990		1,039
VAT and other tax receivables		334		368
Properties and other non-current assets held for sale		82		98
Other		395		273
Total other non-financial assets		7,410	$ 7,830	7,830	$ 12,434
UBS AG
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities		4,298		4,681
Bail deposit	[2]	1,312		1,371
Prepaid expenses		731		840
VAT and other tax receivables		282		299
Properties and other non-current assets held for sale		82		98
Other		358		258
Total other non-financial assets		$ 7,062	$ 7,548	$ 7,548	$ 12,395

[1]	Refer to item 1 in Note 21b for more information.
[2]	Refer to item 1 in Note 21b for more information.